Cash Flow Information - Summary of Supplier Financing Arrangements - Trade Payables (Detail)	Dec. 31, 2024
Minimum [Member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of supplier finance arrangements	120 days
Comparable trade payables that are not part of supplier finance arrangements	30 days
Maximum [Member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of supplier finance arrangements	165 days
Comparable trade payables that are not part of supplier finance arrangements	180 days